DERIVATIVE CONTRACTS	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE CONTRACTS
16.	DERIVATIVE CONTRACTS

The Group is exposed to certain risks related to its business operations. The risks that the Group seeks to manage by using derivative instruments are fluctuations in foreign exchange rates, the purchase price for silver and aluminum and interest rates. The Group recognizes all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheets. The Group’s derivatives are not designated and do not qualify as hedges and are adjusted to fair value through current earnings.

The following table reflects the location in the consolidated statements of comprehensive loss and the amount of realized and unrealized gains/(losses) recognized in current earnings for the derivative contracts not designated as hedging instruments for the years ended December 31, 2012, 2013 and 2014:

	Statement of comprehensive income location	Year ended December 31,
		2012	2013	2014
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Foreign exchange derivative contracts (not designated as hedging instruments) – realized	Changes in fair value of derivative contracts	38,835	41,096	34,284	5,525
Foreign exchange derivative contracts (not designated as hedging instruments) – unrealized	Changes in fair value of derivative contracts	(36,824)	34,364	(21,737)	(3,503)

Commodity derivative contracts (not designated as hedging instruments) – realized	Changes in fair value of derivative contracts	(17,777)	(13,536)	—	—
Commodity derivative contracts (not designated as hedging instruments) – unrealized	Changes in fair value of derivative contracts	24,074	1,809	—	—

Interest rate swap derivative contracts (not designated as hedging instruments) – realized	Changes in fair value of derivative contracts	—	(1,251)	(6,815)	(1,098)
Interest rate swap derivative contracts (not designated as hedging instruments) – unrealized	Changes in fair value of derivative contracts	(2,982)	1,257	2,436	392

		5,326	63,739	8,168	1,316

The following table reflects the fair values of derivatives included in the consolidated balance sheets as of December 31, 2013 and 2014:

	Balance sheet location	Fair value as of December 31,
		2013	2014
		(RMB’000)	(RMB’000)	(US$’000)
Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	26,632	4,895	789

Derivative liabilities (not designated as hedging instruments):
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	6,513	4,077	657